Related Party Transactions - Summary of Related Party Payables (Details)	Mar. 31, 2025 USD ($)
Disclosure of transactions between related parties [line items]
Total Related Party Payables	$ 337,576
James Foster
Disclosure of transactions between related parties [line items]
Total Related Party Payables	119,700
Jason Davis
Disclosure of transactions between related parties [line items]
Total Related Party Payables	110,100
Nigel McCracken
Disclosure of transactions between related parties [line items]
Total Related Party Payables	$ 107,776